Cover	Jul. 14, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by VisionWave Holdings, Inc. (the “Company”) with the Securities and Exchange Commission on July 15, 2025 (the “Original Report”). The purpose of this Amendment is to amend Item 9.01(a) of the Original Report to provide the audited financial statements of VisionWave Technologies Inc. as of and for the year ended March 31, 2025, which were not available at the time of the Original Report. Except as set forth in this Amendment, the Original Report remains unchanged and in full force and effect.
Document Period End Date	Jul. 14, 2025
Entity File Number	001-72741
Entity Registrant Name	VisionWave Holdings Inc.
Entity Central Index Key	0002038439
Entity Tax Identification Number	99-5002777
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Delaware Ave.
Entity Address, Address Line Two	Suite 210 # 301
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	305-4790
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VWAV
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	VWAVW
Security Exchange Name	NASDAQ